UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6425

        Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	May 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.0% (3.8% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$5,151,850
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
1,300	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,257,243
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,701,358
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
8,880	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	9,090,101
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29

19,800	Total Consumer Staples			20,200,552

	Education and Civic Organizations – 16.7% (10.7% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	281,744
	2005A, 5.000%, 10/01/35
8,975	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	9,664,998
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
195	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	201,577
260	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	266,965
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	9/06 at 102.00	AAA	4,086,120
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	AAA	6,697,216
	AMBAC Insured
550	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/30 –	5/15 at 100.00	AAA	568,568
	AMBAC Insured
1,000	California Statewide Community Development Authority, Auxiliary Organization Revenue	10/06 at 101.00	AAA	1,011,760
	Certificates of Participation, University Corporation – California State University –
	Northridge, Series 1996, 6.000%, 4/01/26 – AMBAC Insured
1,615	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa2	1,675,708
	Projects, Series 2002A, 5.250%, 1/01/21
7,500	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K,	9/08 at 101.00	AA	7,688,025
	5.300%, 9/01/30
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 – FGIC Insured	9/10 at 101.00	AAA	5,533,726
10,255	5.000%, 9/01/19 – FGIC Insured	9/10 at 101.00	AAA	10,772,262
	University of California, Revenue Bonds, Research Facilities, Series 2001E:
2,305	5.000%, 9/01/23 – AMBAC Insured	9/09 at 101.00	AAA	2,392,936
5,150	5.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AAA	5,340,705

53,750	Total Education and Civic Organizations			56,182,310

	Health Care – 7.7% (4.9% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	1,840,160
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
3,565	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	11/06 at 100.00	A	3,569,991
	Bonds, Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17
1,935	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,953,247
	Series 2005, 5.000%, 11/15/34
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	1,266,172
	Center, Series 2004II-A, 5.000%, 11/01/23 – MBIA Insured
1,060	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A3	1,132,387
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
520	5.250%, 7/01/24	7/15 at 100.00	BBB+	533,957
1,090	5.250%, 7/01/35	7/15 at 100.00	BBB+	1,112,846
9,030	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,070,816
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,442,876
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

25,530	Total Health Care			25,922,452

	Housing/Multifamily – 5.2% (3.3% of Total Investments)
841	California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, Series 1992B-II,	8/06 at 100.00	Aa3	844,280
	6.700%, 8/01/15
1,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	1,024,390
	Apartment Communities Development, Series 1998A, 5.100%, 5/15/25 (Mandatory put 5/17/10)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	3,278,130
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,049,570
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
2,285	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/08 at 102.00	N/R	2,358,965
	5.700%, 3/01/18
2,365	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/08 at 102.00	N/R	2,440,585
	Project, Series 1998, 5.800%, 3/01/28
3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/09 at 102.00	N/R	3,140,229
	Series 1999A, 5.900%, 3/20/29
1,715	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series	8/07 at 102.00	AAA	1,770,789
	1997, 5.625%, 8/01/29 (Mandatory put 8/01/09) (Alternative Minimum Tax)
	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,
	Series 1992A:
560	6.900%, 11/01/08	11/06 at 100.00	Aa2	560,963
1,030	7.000%, 11/01/14	11/06 at 100.00	Aa2	1,031,617

16,836	Total Housing/Multifamily			17,499,518

	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,015,680
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 24.4% (15.7% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,048,808
	Series 2002, 5.375%, 7/01/20 – FSA Insured
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A	84,193
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	4,002,263
500	5.250%, 2/01/33	2/13 at 100.00	A	518,590
	California, General Obligation Bonds, Series 2004:
6,300	5.200%, 4/01/26	4/14 at 100.00	A	6,595,218
2,500	5.125%, 2/01/27	2/14 at 100.00	A	2,586,275
2,000	California, General Obligation Refunding Bonds, Series 2002, 5.250%, 4/01/32	4/12 at 100.00	A	2,069,340
6,865	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	6/06 at 100.00	AA–	6,960,973
	(Alternative Minimum Tax)
6,085	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.700%, 12/01/32	12/06 at 102.00	AA–	6,221,243
	(Alternative Minimum Tax)
7,500	California, Various Purpose General Obligation Bonds, Series 2001, 5.125%, 6/01/22	6/11 at 100.00	A	7,726,425
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AAA	1,478,285
	Bonds, Series 2002A, 5.375%, 8/01/20 – MBIA Insured
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,492,526
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – FSA Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AAA	2,730,354
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,235,965
	5.000%, 7/01/17 – FSA Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,545,763
	Series 2004A, 5.250%, 8/01/24 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
745	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	774,666
785	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	814,469
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,329,733
	Series 2003E, 5.250%, 7/01/21 – FSA Insured
5,055	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	5,233,239
	2005A, 5.000%, 8/01/29 – FSA Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,564,320
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
585	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	610,266
860	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	893,170
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,130,401
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AAA	1,446,517
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,076,073
	Bonds, Series 2003B, 5.000%, 8/01/23 – FSA Insured

78,765	Total Tax Obligation/General			82,169,075

	Tax Obligation/Limited – 34.1% (21.9% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,695,200
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	AAA	1,249,068
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AAA	2,151,540
	Susanville State Prison, Series 1993D, 5.250%, 6/01/15 – FSA Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	3,302,645
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	AAA	2,136,697
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	5,542,972
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
2,715	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	2,894,081
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	8/08 at 102.00	N/R	1,040,100
2,765	5.700%, 8/01/28	8/08 at 102.00	N/R	2,881,047
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AAA	1,283,912
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AAA	3,305,051
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – MBIA Insured
2,725	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	6/06 at 100.00	A+	2,758,981
	6.625%, 12/01/11
530	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	554,120
	5.000%, 9/01/20 – XLCA Insured
1,910	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic,	5/07 at 101.50	AAA	1,968,255
	Recreational and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 –
	MBIA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
335	5.000%, 9/01/26	9/06 at 103.00	N/R	336,977
775	5.125%, 9/01/36	9/06 at 103.00	N/R	775,240
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,361,016
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,144,880
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – FSA Insured
1,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/15 at 100.00	AAA	1,560,465
	Senior Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/26 – AMBAC Insured
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	8,435,520
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 – FGIC Insured
4,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	4,136,040
	Refunding Project, Series 2005A, 5.000%, 12/01/26 – MBIA Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	3,095,030
	2001, 5.000%, 8/01/20 – MBIA Insured
14,160	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	4/08 at 101.00	AAA	14,554,073
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	20,349,153
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – MBIA Insured	9/13 at 100.00	AAA	1,585,575
1,500	5.000%, 9/01/20 – MBIA Insured	9/13 at 100.00	AAA	1,569,270
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	613,560
	2005A, 5.000%, 9/01/35 – XLCA Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	AAA	4,560,624
	5.250%, 9/01/22 – MBIA Insured
3,245	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	3,318,889
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
3,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/15 at 100.00	AAA	3,130,050
	2005A, 5.000%, 7/01/24 – MBIA Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,603,825
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
2,000	San Jose Unified School District, Santa Clara County, California, Certificates of	6/07 at 101.00	AAA	2,058,180
	Participation, Series 1999, 5.750%, 6/01/24 – MBIA Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	AAA	2,886,866
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured

105,740	Total Tax Obligation/Limited			114,838,902

	Transportation – 14.5% (9.3% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,084,656
	2006, 5.000%, 4/01/31
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	9,570,000
	Bonds, Series 1999, 0.000%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,092,140
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21 –	7/12 at 100.00	AAA	2,842,260
	FSA Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	21,341,400
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,546,023
3,865	5.250%, 5/01/19 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AAA	4,021,069
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	3,171,450
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 – MBIA Insured

47,980	Total Transportation			48,668,998

	U.S. Guaranteed – 31.8% (20.4% of Total Investments) (4)
7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3 (4)	7,920,596
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	2,736,825
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,734,130
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
10,400	6.125%, 12/01/30 (Pre-refunded 12/01/09)	12/09 at 101.00	A3 (4)	11,317,696
7,700	6.250%, 12/01/34 (Pre-refunded 12/01/09)	12/09 at 101.00	A3 (4)	8,410,787
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	7/06 at 100.00	Aaa	9,001,120
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
	California, General Obligation Bonds, Series 2000:
1,105	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	A (4)	1,178,239
315	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	A (4)	335,878
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	AAA	4,743,163
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – MBIA Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	AAA	1,774,562
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – MBIA Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	17,098,388
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
5,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	5,536,200
2,500	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,768,100
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	2,131,680
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
900	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%,	7/06 at 102.00	AAA	919,827
	7/01/26 (Pre-refunded 7/01/06) – MBIA Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	5,334,400
	5.500%, 10/01/32 (ETM)
13,525	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	16,001,968
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)

94,130	Total U.S. Guaranteed			106,943,559

	Utilities – 8.0% (5.1% of Total Investments)
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,246,620
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
1,235	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,280,954
	9/01/31 – XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,190,600
	Project, Series 2003, 5.700%, 9/01/36
880	Redlands, California, Certificates of Participation Refunding, Capital Improvement Projects,	9/06 at 100.00	AAA	882,253
	Series 1992, 6.800%, 3/01/07 – AMBAC Insured
	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T:
2,500	5.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	AAA	2,679,425
2,500	5.250%, 5/15/23 – FGIC Insured	No Opt. Call	AAA	2,677,675
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,558,986
	2002Q, 5.250%, 8/15/21 – FSA Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AAA	4,183,200
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	A	6,163,795
	6.750%, 7/01/11

25,225	Total Utilities			26,863,508

	Water and Sewer – 7.0% (4.5% of Total Investments)
7,040	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	7,491,123
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – FSA Insured
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – MBIA Insured	12/13 at 100.00	AAA	1,071,010
1,440	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	AAA	1,538,237
1,205	5.250%, 12/01/22 – MBIA Insured	12/13 at 100.00	AAA	1,287,916
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	876,257
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
1,810	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,884,880
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
500	Norco, California, Certificates of Participation Refunding, Water and Sewerage System	10/08 at 102.00	AAA	519,005
	Improvement Project, Series 1998, 5.125%, 10/01/28 – AMBAC Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,650,899
	Series 2002A, 5.000%, 11/01/19 – MBIA Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AAA	1,645,018
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AAA	1,726,346

22,435	Total Water and Sewer			23,690,691

$ 492,191	Total Investments (cost $496,271,674) – 156.0%			524,995,245

	Other Assets Less Liabilities – (1.0)%			(3,442,062)

	Preferred Shares, at Liquidation Value – (55.0)%			(185,000,000)

	Net Assets Applicable to Common Shares – 100%			$336,553,183

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard
& Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $496,110,648.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$29,358,650
Depreciation	(474,053)

Net unrealized appreciation (depreciation) of investments	$28,884,597

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.